united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

712 Fifth Avenue, 9th floor, New York NY 10019

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-(888) 459-1059

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Item 1. Schedule of Investments.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares	Security				Value

	PRIVATE EQUITY REAL ESTATE SECURITIES - 79.72%
	APARTMENTS - 6.92%
146	Sentinel Real Estate Fund				$ 11,313,094

	DIVERSIFIED - 69.82%
17,751	AEW Core Property Trust				16,162,965
87	Blackrock Granite Property				7,298,099
6,678	Blackstone Property Partners				7,157,741
13,435	Clarion Lion Properties Fund				16,623,637
18,623	Cornerstone Patriot Fund LP				2,071,590
5,003	Heitman American Real Estate Fund				5,285,113
1,649,973	J.P. Morgan US Real Estate Growth & Income LP				2,210,964
4,609	MEPT Edgemoor LP				7,517,832
359	Morgan Stanley Prime Property Fund LLC				5,660,575
563,343	Principal Enhanced Property Fund LP				5,898,204
2,356	Prudential PRISA 1				2,987,321
108,407	RREEF America REIT II, Inc.				11,351,247
15,237	Stockbridge Smart Markets Fund				20,286,418
1	Stockbridge Value Fund II				3,657,536
					114,169,242
	INDUSTRIAL - 2.98%
1,320	Clarion Lion Industrial Trust				1,726,985
3,039	Prologis Targeted US Logistics				3,145,811
					4,872,796

	TOTAL PRIVATE EQUITY REAL ESTATE SECURITIES				130,355,132
	(Cost - $118,933,789)

	PUBLIC EQUITY REAL ESTATE SECURITIES - 1.37%
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 1.02%
	APARTMENTS - 0.07%
13,546	Landmark Apartment Trust of America #				109,990
555	Resource Real Estate Opportunity REIT #				5,880
					115,870
	DIVERSIFIED - 0.82%
68,376	CNL Lifestyle Properties #				344,615
61,761	Dividend Capital Diversified Property Fund Class E #				455,798
140,161	Inland America Real Estate Trust #				539,619
					1,340,032
	OFFICE - 0.13%
27,152	Hines Real Estate Investment Trust #				165,900
2,500	TIER REIT, Inc. #				49,475
					215,375
	PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS - 0.35%
	APARTMENTS - 0.07%
13,206	Monogram Residential Trust, Inc.				119,118

	OFFICE - 0.05%
2,650	Columbia Property Trust				65,058

	HOTELS - 0.23%
17,520	Xenia Hotels & Resorts, Inc.				380,885

	TOTAL PUBLIC EQUITY REAL ESTATE SECURITIES				2,236,338
	(Cost - $1,916,714)
Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares	Security				Value

	PUBLIC EQUITY REAL ESTATE FUNDS - 15.20%
328,812	Brookfield Global Listed Real Estate Fund ^				4,241,672
350,877	CBRE Clarion Long/Short Real Estate Fund				3,729,825
370,257	Deutsche Real Estate Securities Fund ^				7,760,596
389,514	Natixis AEW Real Estate Fund ^				5,947,880
99,380	Third Avenue Real Estate Value Fund ^				3,175,186
	TOTAL PUBLIC EQUITY REAL ESTATE FUNDS				24,855,159
	(Cost - $27,206,474)

	SHORT-TERM INVESTMENTS - 4.08%
6,665,470	Dreyfus Cash Management - Institutional Class, 0.03% + ^				$ 6,665,470
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $6,665,470)

	TOTAL INVESTMENTS - 100.37%
	(Cost - $154,722,447) (a)				$ 164,112,099
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.37) %				(605,331)
	NET ASSETS - 100.00%				$ 163,506,768

# Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $1,671,277 or 1.04% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2015
^ As of June 30, 2015, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $7,463,297 as of June 30, 2015. The loan agreement requires continuous collateral whether the loan has a balance or not.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $154,689,054 and differs from the value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:				$ 12,662,836
	Unrealized depreciation:				(2,440,457)
	Net unrealized appreciation:				$ 10,222,379

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.
Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.
Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s Net Asset Value (“NAV”).
Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.
Valuation of Private Equity Real Estate Securities – The Fund invests a significant portion of its assets in Private Equity Real Estate Securities (“Private ERES”). The Private ERES measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private ERES at their respective NAVs at each quarter. For non-calendar quarter-end days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Valuation Committee has deemed to be representative of the entire Private ERES market. As of March 31, 2015, all of the Fund’s investments in Private ERES were valued at the respective NAVs of the Private ERES.
Valuation of Public Non-Traded Equity Real Estate Securities – The Fund may invest a portion of its assets in Public Non-Traded Equity Real Estate Securities (“Public Non-Traded ERES”). The Public Non-Traded ERES do not report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded ERES on a daily basis by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, and potential illiquidity discounts.
The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.
Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund's assets and liabilities measured at fair value:

	Assets	Total Value	Level 1	Level 2	Level 3
Public Equity Real Estate Securities		$ 2,236,338	$ 565,061	$ 455,798	$ 1,215,479
Public Equity Real Estate Funds		24,855,159	24,855,159	-	-
Short-Term Investments		6,665,470	6,665,470	-	-
Sub-Total		$ 33,756,967	$ 32,085,690	$ 455,798	$ 1,215,479
Private Equity Real Estate Securities (1)		130,355,132	-	-	-
Total		$ 164,112,099	$ 32,085,690	$ 455,798	$ 1,215,479
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

(1) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Commitments – The Fund has unfunded commitments of $111,549,302 to eleven of the Private Investment Funds. The commitments will be funded when called through current assets at that time.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

			Real Estate Investment Trusts	Total
	Beginning Balance		$ 1,883,133	$ 1,883,133
	Total realized gain (loss)		-	-
	Appreciation (Depreciation)		(215,401)	(215,401)
	Cost of Purchases		-	-
	Proceeds from Sales		(346,352)	(346,352)
	Return of Capital		-	-
	Accrued Interest		-	-
	Net transfers in/out of level 3		(105,901)	(105,901)
	Ending Balance		$ 1,215,479	$ 1,215,479

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Significant unobservable valuation inputs for material Level 3 investments as of June 30, 2015, are as follows:

	Fair Value at	Valuation		Range
	6/30/2015	Technique	Unobservable Input	(Weighted Average)

Public Non-Traded Real Estate Investment Trusts	$1,671,277	Transaction Data	Dividend Reinvestment Plan Prices	$6.50 - $8.15
			Redemption Prices	$5.45
			Secondary Market Prices	$2.20 - $6.06
			Weighting of Transaction Prices by Volume (b)	1x - 9x
			Discount for Lack of Liquidity (a)	0%-30% (30%)

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participant would use such multiples when pricing the investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate Fund

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, Principal Executive Officer/President

Date 8/31/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, Principal Executive Officer/President

Date 8/31/15

By (Signature and Title)

*/s/ Jerry Novack

Jerry Novack, Principal Financial Officer/Treasurer

Date 8/31/15